UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 96.75% Euros 12.35%	Principal amount (000)	Value (000)
Allianz SE, 5.625% 2042	€4,500	$5,804
Allianz SE, 4.75% 2049	24,900	29,596
Assicurazioni Generali SPA 7.75% 2042	5,300	6,824
Assicurazioni Generali SPA 10.125% 2042	6,000	8,489
Aviva PLC 6.125% 2043	13,750	16,929
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	23,900	27,041
Barclays Bank PLC 4.00% 2019[1]	5,450	6,842
Barclays Bank PLC 6.625% 2022	4,750	6,228
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 77, 1.00% 2026	63,500	75,820
BNP Paribas 2.875% 2026[2]	19,400	22,090
BPCE SA group 4.625% 2023	6,000	7,687
CaixaBank, SA 5.00% 2023	19,100	21,953
Finland (Republic of) 0.50% 2026	6,000	6,886
France Télécom 5.625% 2018	1,500	1,845
France Télécom 3.125% 2024	4,300	5,687
French Government O.A.T. Eurobond 1.75% 2024	92,730	117,978
French Government O.A.T. Eurobond 0.50% 2026	35,100	40,101
French Government O.A.T. Eurobond 3.25% 2045	2,600	4,581
German Government 0.10% 2023[3]	6,365	7,613
German Government 0.50% 2025	11,300	13,380
German Government 0.50% 2026	46,900	55,240
German Government 2.50% 2044	35,900	62,851
German Government 2.50% 2046	92,500	165,129
HSBC Holdings PLC 3.375% 2024	20,410	23,400
Hungarian Government 6.00% 2019	22,105	27,876
Imperial Tobacco Finance PLC 5.00% 2019	12,425	15,934
Indonesia (Republic of) 3.375% 2025	1,400	1,599
Intesa Sanpaolo SpA 6.625% 2023	22,185	28,613
Irish Government 4.50% 2020	21,400	28,033
Irish Government 3.90% 2023	47,220	65,487
Irish Government 3.40% 2024	24,120	33,064
Irish Government 5.40% 2025	29,170	45,932
Irish Government 1.00% 2026	35,730	41,488
Irish Government 2.40% 2030	9,975	13,337
Irish Government 2.00% 2045	12,100	15,840
Italian Government 1.45% 2022	94,025	109,533
Italian Government 4.75% 2023	13,200	18,664
Italian Government 4.50% 2024	38,990	54,542
Italian Government 1.50% 2025	30,600	34,934
Italian Government 3.50% 2030	30,910	42,163
Italian Government 3.25% 2046	1,200	1,602
Lloyds Banking Group PLC 6.50% 2020	4,850	6,211
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	21,125
Netherlands Government Eurobond 2.00% 2024	14,175	18,485
NN Group NV, 4.625% 2044	10,425	11,735
NN Group NV, 4.50% 2049	32,580	34,665
Capital World Bond Fund — Page 1 of 27

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Orange SA 5.00% 2049	€11,200	$12,988
Rabobank Nederland 3.875% 2023	22,000	27,562
Spanish Government 1.95% 2026	16,600	19,637
Spanish Government 5.15% 2028	14,290	22,394
Svenska Handelsbanken AB 2.656% 2024	9,650	11,059
		1,504,505
Japanese yen 9.87%
Japanese Government, Series 600, 0% 2016	¥8,730,000	84,544
Japanese Government, Series 113, 0.30% 2018	3,335,000	32,676
Japanese Government, Series 312, 1.20% 2020	2,395,000	24,786
Japanese Government, Series 315, 1.20% 2021	4,987,800	51,975
Japanese Government, Series 326, 0.70% 2022	9,825,000	101,570
Japanese Government, Series 17, 0.10% 2023[3]	2,860,620	29,253
Japanese Government, Series 329, 0.80% 2023	7,500,000	78,439
Japanese Government, Series 18, 0.10% 2024[3]	21,114,720	216,433
Japanese Government, Series 19, 0.10% 2024[3]	12,979,775	134,178
Japanese Government, Series 337, 0.30% 2024	1,000,000	10,181
Japanese Government, Series 336, 0.50% 2024	5,655,000	58,527
Japanese Government, Series 20, 0.10% 2025[3]	2,921,210	30,212
Japanese Government, Series 340, 0.40% 2025	1,390,000	14,309
Japanese Government, Series 116, 2.20% 2030	4,260,000	54,602
Japanese Government, Series 145, 1.70% 2033	6,955,000	87,219
Japanese Government, Series 150, 1.40% 2034	5,550,000	67,258
Japanese Government, Series 42, 1.70% 2044	7,520,000	103,739
Japanese Government, Series 47, 1.60% 2045	1,640,000	22,417
		1,202,318
Mexican pesos 4.75%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	814
Petróleos Mexicanos 7.47% 2026	4,500	220
Red de Carreteras de Occidente 9.00% 2028[1]	36,950	2,100
United Mexican States Government 4.00% 2019[3]	324,932	18,841
United Mexican States Government 5.00% 2019	365,000	19,841
United Mexican States Government 2.50% 2020[3]	54,156	3,001
United Mexican States Government 2.00% 2022[3]	81,233	4,341
United Mexican States Government 4.00% 2040[3]	275,109	16,499
United Mexican States Government, Series M, 5.00% 2017	357,500	19,671
United Mexican States Government, Series M, 6.50% 2021	4,355,500	249,218
United Mexican States Government, Series M20, 10.00% 2024	1,158,500	81,374
United Mexican States Government, Series M, 5.75% 2026	2,463,000	133,853
United Mexican States Government, Series M30, 10.00% 2036	297,500	22,912
United Mexican States Government, Series M, 7.75% 2042	102,500	6,537
		579,222
Polish zloty 3.60%
Polish Government 2.75% 2023[3]	PLN17,435	4,912
Polish Government, Series 0420, 1.50% 2020	284,750	71,146
Polish Government, Series 1020, 5.25% 2020	257,750	74,024
Polish Government, Series 0421, 2.00% 2021	443,750	112,110
Polish Government, Series 1021, 5.75% 2021	154,770	46,147
Polish Government, Series 0922, 5.75% 2022	238,555	72,234
Capital World Bond Fund — Page 2 of 27

unaudited
Bonds, notes & other debt instruments Polish zloty (continued)	Principal amount (000)	Value (000)
Polish Government, Series 102, 4.00% 2023	PLN118,630	$32,895
Polish Government, Series 0725, 3.25% 2025	97,750	25,637
		439,105
British pounds 3.58%
Apple Inc. 3.05% 2029	£2,000	2,839
Aviva PLC, subordinated 6.875% 2058	2,110	3,050
AXA SA, junior subordinated 5.453% 2049	6,095	7,878
Bank of Scotland PLC 9.375% 2021	4,160	6,861
Barclays Bank PLC 10.00% 2021	400	661
Deutsche Telekom International Finance BV 6.50% 2022	3,746	6,312
Electricité de France SA 6.00% 2114	1,400	2,428
France Télécom 5.375% 2050	1,550	2,875
Lloyds Banking Group PLC 7.625% 2025	2,875	4,674
Lloyds TSB Bank PLC 10.75% 2021	1,025	1,411
National Grid Transco PLC 4.00% 2027	2,700	4,242
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,432
RSA Insurance Group PLC 9.375% 2039	6,583	10,467
United Kingdom 3.75% 2020	2,500	3,806
United Kingdom 1.75% 2022	28,350	40,542
United Kingdom 2.25% 2023	29,450	43,489
United Kingdom 2.00% 2025	115,800	168,912
United Kingdom 3.25% 2044	56,820	101,003
United Kingdom 3.50% 2045	11,600	21,520
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,885
		436,287
Hungarian forints 3.27%
Hungarian Government, Series 18/A, 5.50% 2018	HUF1,520,000	5,846
Hungarian Government, Series 19/A, 6.50% 2019	22,538,190	90,031
Hungarian Government, Series 20/B, 3.50% 2020	7,621,650	28,331
Hungarian Government, Series 20/A, 7.50% 2020	47,465,870	204,330
Hungarian Government, Series 22/A, 7.00% 2022	3,773,200	16,596
Hungarian Government, Series 23/A, 6.00% 2023	10,785,700	46,059
Hungarian Government, Series 25/B, 5.50% 2025	1,731,260	7,262
		398,455
Danish kroner 2.96%
Nordea Kredit 2.00% 2037[1]	DKr338,074	50,949
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	1,348,237	203,183
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	88,605	13,369
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	617,993	92,764
		360,265
Malaysian ringgits 1.94%
Malaysian Government, Series 0515, 3.759% 2019	MYR75,050	18,907
Malaysian Government, Series 0315, 3.659% 2020	480,625	120,737
Malaysian Government, Series 0215, 3.795% 2022	55,500	13,856
Malaysian Government, Series 0115, 3.955% 2025	74,250	18,620
Malaysian Government, Series 0415, 3.99% 2025	11,500	2,849
Malaysian Government, Series 0316, 3.90% 2026	60,000	15,086
Malaysian Government, Series 0310, 4.498% 2030	177,400	45,764
		235,819
Capital World Bond Fund — Page 3 of 27

unaudited
Bonds, notes & other debt instruments Indian rupees 1.38%	Principal amount (000)	Value (000)
India (Republic of) 7.28% 2019	INR2,249,600	$33,476
India (Republic of) 8.83% 2023	4,604,600	72,810
India (Republic of) 8.60% 2028	2,566,500	40,692
India (Republic of) 9.20% 2030	1,290,900	21,592
		168,570
Australian dollars 0.52%
Australian Government, Series 124, 5.75% 2021	A$3,000	2,665
Australian Government, Series 133, 5.50% 2023	35,000	32,235
Australian Government, Series 138, 3.25% 2029	8,000	6,665
Queensland Treasury Corp., Series 24, 5.75% 2024	23,225	21,667
		63,232
South African rand 0.52%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR259,400	16,564
South Africa (Republic of), Series R-2023, 7.75% 2023	255,240	16,649
South Africa (Republic of), Series R-214, 6.50% 2041	617,850	29,773
		62,986
Canadian dollars 0.51%
Canadian Government 0.75% 2021	C$20,000	15,608
Canadian Government 2.25% 2025	34,940	30,063
Canadian Government 1.50% 2026	16,000	12,904
Canadian Government 3.5% 2045	3,000	3,278
		61,853
Colombian pesos 0.47%
Colombia (Republic of) Series B, 3.5% 2021[3]	COP9,269,601	3,225
Colombia (Republic of), Series B, 7.00% 2022	6,328,300	2,173
Colombia (Republic of), Series B, 10.00% 2024	19,322,000	7,707
Colombia (Republic of), Series B, 7.50% 2026	81,850,000	27,973
Colombia (Republic of), Series B, 6.00% 2028	52,454,600	15,814
		56,892
Swedish kronor 0.42%
Swedish Government, Series 105, 3.50% 2022	SKr168,370	24,405
Swedish Government, Series 1057, 1.50% 2023	200,000	26,492
		50,897
Norwegian kroner 0.39%
Norwegian Government 2.00% 2023	NKr109,100	14,116
Norwegian Government 3.00% 2024	241,450	33,509
		47,625
Turkish lira 0.19%
Turkey (Republic of) 10.50% 2020	TRY51,450	18,949
Turkey (Republic of) 9.50% 2022	6,000	2,144
Turkey (Republic of) 2.80% 2023[3]	3,590	1,302
Turkey (Republic of) 2.00% 2024[3]	2,160	741
		23,136
Capital World Bond Fund — Page 4 of 27

unaudited
Bonds, notes & other debt instruments Philippine pesos 0.17%	Principal amount (000)	Value (000)
Philippines (Republic of) 4.95% 2021	PHP526,000	$11,666
Philippines (Republic of) 3.90% 2022	377,000	8,041
Philippines (Republic of) 6.25% 2036	40,000	954
		20,661
Brazilian reais 0.16%
Brazil (Federal Republic of) 10.00% 2017	BRL10,900	3,341
Brazil (Federal Republic of) 10.00% 2019	7,000	2,085
Brazil (Federal Republic of) 10.00% 2021	7,000	2,037
Brazil (Federal Republic of) 6.00% 2024[3]	5,802	1,785
Brazil (Federal Republic of) 10.00% 2025	8,300	2,322
Brazilian Treasury Bill 0% 2018	32,000	7,846
		19,416
New Zealand dollars 0.09%
New Zealand Government 6.00% 2021	NZ$2,725	2,301
New Zealand Government 5.50% 2023	10,000	8,687
		10,988
Indonesian rupiah 0.06%
Indonesia (Republic of) 7.875% 2019	IDR5,200,000	400
Indonesia (Republic of) 8.375% 2034	86,865,000	7,002
		7,402
Thai baht 0.01%
Thai Government 3.85% 2025	THB52,500	1,743
Peruvian nuevos soles 0.00%
Peru (Republic of) 6.95% 2031	PEN1,500	488
U.S. dollars 49.54%
ABB Finance (USA) Inc. 1.625% 2017	$2,000	2,009
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,086
AbbVie Inc. 1.80% 2018	2,700	2,720
AbbVie Inc. 2.50% 2020	15,915	16,306
AbbVie Inc. 2.90% 2022	7,860	8,027
AbbVie Inc. 3.20% 2022	1,335	1,383
AbbVie Inc. 3.60% 2025	16,200	17,007
AbbVie Inc. 4.50% 2035	4,065	4,254
AbbVie Inc. 4.30% 2036	1,505	1,538
AbbVie Inc. 4.45% 2046	5,495	5,599
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	2,000	2,304
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	20,735	21,487
ACE INA Holdings Inc. 2.30% 2020	855	879
ACE INA Holdings Inc. 2.875% 2022	2,310	2,419
ACE INA Holdings Inc. 3.35% 2026	2,300	2,453
ACE INA Holdings Inc. 4.35% 2045	3,040	3,509
Actavis Funding SCS 2.35% 2018	13,615	13,806
Actavis Funding SCS 3.00% 2020	13,360	13,778
Actavis Funding SCS 3.45% 2022	7,970	8,290
Actavis Funding SCS 3.80% 2025	23,230	24,214
Actavis Funding SCS 4.55% 2035	13,680	14,060
Actavis Funding SCS 4.75% 2045	8,440	8,873
Capital World Bond Fund — Page 5 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
AECOM Technology Corp. 5.875% 2024	$1,275	$1,313
AerCap Holdings NV 3.75% 2019	600	606
AES Corp. 5.50% 2025	2,450	2,468
AES Corp. 6.00% 2026	500	511
Aetna Inc. 1.70% 2018	1,495	1,508
Aetna Inc. 1.90% 2019	1,675	1,698
Aetna Inc. 2.40% 2021	505	517
Aetna Inc. 2.80% 2023	2,730	2,795
Aetna Inc. 3.20% 2026	20,795	21,462
Aetna Inc. 4.25% 2036	7,540	7,817
Aetna Inc. 4.375% 2046	9,150	9,512
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	798
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,404
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	313
Altria Group, Inc. 2.625% 2020	8,200	8,532
Altria Group, Inc. 9.95% 2038	2,500	4,513
Altria Group, Inc. 4.50% 2043	8,500	9,640
Altria Group, Inc. 5.375% 2044	2,250	2,898
American Campus Communities, Inc. 3.35% 2020	2,000	2,080
American Campus Communities, Inc. 3.75% 2023	11,360	11,746
American Campus Communities, Inc. 4.125% 2024	6,130	6,486
American Electric Power Co. 1.65% 2017	2,960	2,970
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,5]	4,075	2,165
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,5]	2,882	452
American Energy (Permian Basin) 7.125% 2020[4]	3,660	1,976
American Energy (Permian Basin) 7.375% 2021[4]	695	380
American Express Co. 1.55% 2018	8,750	8,797
Anadarko Petroleum Corp. 4.85% 2021	265	281
Anadarko Petroleum Corp. 5.55% 2026	1,085	1,201
Anadarko Petroleum Corp. 6.60% 2046	1,030	1,249
Anheuser-Busch InBev NV 3.30% 2023	5,235	5,516
Anheuser-Busch InBev NV 3.65% 2026	4,920	5,276
Anheuser-Busch InBev NV 4.90% 2046	4,630	5,446
APT Pipelines Ltd. 4.20% 2025[4]	1,090	1,120
ArcelorMittal 7.75% 2041	10,070	9,642
Argentina (Republic of) 7.00% 2017	630	647
Argentina (Republic of) 8.75% 2017[6]	750	787
Argentina (Republic of) 6.875% 2021[4]	12,515	13,391
Argentina (Republic of) 7.50% 2026[4]	43,215	46,953
Argentina (Republic of) 6.625% 2028[4]	15,000	15,000
Argentina (Republic of) 8.28% 2033[1,6,7]	1,437	1,607
Argentina (Republic of) 7.625% 2046[4]	39,450	42,764
Armenia (Republic of) 7.15% 2025[4]	1,060	1,081
Ashland Inc. 4.75% 2022	960	966
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	11,100	9,934
AstraZeneca PLC 3.375% 2025	5,800	6,082
AT&T Inc. 2.80% 2021	17,575	18,054
AT&T Inc. 3.00% 2022	15,425	15,819
AT&T Inc. 4.125% 2026	3,591	3,865
AT&T Inc. 8.25% 2031	1,441	2,079
AT&T Inc. 4.50% 2035	4,160	4,264
AT&T Inc. 4.35% 2045	2,250	2,191
AT&T Inc. 4.75% 2046	3,960	4,075
Autoridad del Canal de Panama 4.95% 2035[1,4]	3,200	3,452
AXA SA 8.60% 2030	18,550	25,506
Capital World Bond Fund — Page 6 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ball Corp. 4.375% 2020	$1,350	$1,423
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	205	205
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[1,2]	806	820
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.000% 2051[1,2]	3,020	3,148
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.436% 2051[1,2]	1,669	1,757
Bank of America Corp. 2.625% 2020	6,875	6,992
Bank of America Corp. 2.625% 2021	7,803	7,931
Bank of America Corp. 3.875% 2025	11,045	11,778
Bank of America Corp. 3.50% 2026	6,216	6,443
Barclays Bank PLC 3.65% 2025	7,985	7,707
Baxalta Inc. 4.00% 2025	8,760	9,148
Bayer AG 3.375% 2024[4]	3,720	3,873
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	2,028
BBVA Bancomer SA 6.50% 2021[4]	1,455	1,604
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	1,647	1,702
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	2,375	2,484
Becton, Dickinson and Co. 1.80% 2017	3,850	3,883
Becton, Dickinson and Co. 2.675% 2019	3,195	3,289
Becton, Dickinson and Co. 3.734% 2024	11,750	12,685
Becton, Dickinson and Co. 4.685% 2044	3,550	4,035
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,324
Bermuda Government 5.603% 2020[4]	3,735	4,146
Bermuda Government 4.138% 2023[4]	4,900	5,108
Bermuda Government 4.854% 2024[4]	17,675	19,001
BHP Billiton Finance Ltd. 6.25% 2075[4]	1,400	1,478
BHP Billiton Finance Ltd. 6.75% 2075[4]	3,290	3,500
Biogen Inc. 2.90% 2020	4,625	4,825
Biogen Inc. 3.625% 2022	1,505	1,600
Biogen Inc. 4.05% 2025	7,545	8,141
Biogen Inc. 5.20% 2045	4,680	5,287
BlueScope Steel Ltd. 6.50% 2021[4]	800	830
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,837
Boardwalk Pipelines, LP 4.95% 2024	2,100	2,070
BPCE SA group 5.70% 2023[4]	26,555	28,578
BPCE SA group 4.50% 2025[4]	9,545	9,562
BPCE SA group 4.875% 2026[4]	5,000	5,142
Brandywine Operating Partnership, LP 5.70% 2017	15	15
Brandywine Operating Partnership, LP 3.95% 2023	750	759
Brazil (Federal Republic of) Global 4.25% 2025	7,045	6,931
British American Tobacco International Finance PLC 9.50% 2018[4]	7,485	8,857
British American Tobacco International Finance PLC 2.75% 2020[4]	2,350	2,438
British American Tobacco International Finance PLC 3.50% 2022[4]	1,705	1,831
British American Tobacco International Finance PLC 3.95% 2025[4]	2,350	2,620
Builders Firstsource 7.625% 2021[4]	2,971	3,120
Cablevision Systems Corp. 6.75% 2021	3,875	3,962
Calpine Corp. 6.00% 2022[4]	330	347
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,543
Canadian Natural Resources Ltd. 3.80% 2024	425	420
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	4,315	4,516
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[4]	2,715	2,927
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	3,000	3,276
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	3,925	4,053
Celgene Corp. 3.625% 2024	2,210	2,306
Celgene Corp. 3.875% 2025	8,545	9,136
Celgene Corp. 4.625% 2044	665	688
Capital World Bond Fund — Page 7 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Celgene Corp. 5.00% 2045	$660	$730
Cenovus Energy Inc. 3.00% 2022	1,312	1,199
Cenovus Energy Inc. 3.80% 2023	2,880	2,680
Centene Corp. 4.75% 2022	6,780	6,949
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	2,225	2,420
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	5,185	5,263
CEVA Group PLC 7.00% 2021[4]	3,550	3,071
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,5]	969	801
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,5]	172	142
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[1,2,5]	999	826
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,5]	1,377	1,140
Chemours Co. 6.625% 2023	4,872	4,166
Chemours Co. 7.00% 2025	3,845	3,244
Cheniere Energy, Inc. 7.00% 2024[4]	520	535
Chesapeake Energy Corp. 3.878% 2019[2]	1,725	1,307
Chesapeake Energy Corp. 4.875% 2022	2,225	1,435
Chevron Corp. 2.954% 2026	3,000	3,102
Chilean Government 3.125% 2025	1,055	1,111
Chilean Government 3.125% 2026	3,945	4,083
CIT Group Inc. 3.875% 2019	8,705	8,770
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	1,331	1,330
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	4,562	4,571
Citigroup Inc. 1.70% 2018	1,818	1,822
Citigroup Inc. 2.55% 2019	13,535	13,861
Citigroup Inc. 2.70% 2021	8,110	8,275
Citigroup Inc. 3.40% 2026	415	427
Citigroup Inc. 3.70% 2026	17,900	18,891
Citigroup Inc. 4.45% 2027	2,992	3,083
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	1,765	1,768
City of Buenos Aires Argentina 8.95% 2021[1]	2,580	2,883
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,600	3,443
Cliffs Natural Resources Inc. 8.25% 2020[4]	1,475	1,497
CMS Energy Corp. 8.75% 2019	1,312	1,583
CMS Energy Corp. 5.05% 2022	1,458	1,669
CMS Energy Corp. 3.875% 2024	480	523
CMS Energy Corp. 4.70% 2043	1,900	2,156
CMS Energy Corp. 4.875% 2044	3,146	3,624
CoBank, ACB 1.253% 2022[2,4]	2,525	2,355
Colbun SA 6.00% 2020[4]	5,150	5,718
Colbun SA 4.50% 2024[4]	1,800	1,886
Colombia (Republic of) Global 4.50% 2026	1,000	1,069
Colombia (Republic of) Global 7.375% 2037	1,250	1,634
Columbia Pipeline Partners LP 2.45% 2018	2,700	2,710
Columbia Pipeline Partners LP 3.30% 2020	395	409
Columbia Pipeline Partners LP 4.50% 2025	490	528
Columbia Pipeline Partners LP 5.80% 2045	770	892
Comcast Corp. 3.15% 2026	2,610	2,779
Comcast Corp. 6.40% 2038	1,750	2,408
Comcast Corp. 4.75% 2044	1,545	1,807
Comision Federal de Electricidad 4.875% 2024[4]	3,500	3,692
Comision Federal de Electricidad 6.125% 2045[4]	3,700	3,959
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	4,076	4,122
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	2,537	2,534
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 6.007% 2049[1,2]	384	397
Communications Sales & Leasing, Inc. 6.00% 2023[4]	2,575	2,626
Capital World Bond Fund — Page 8 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 8.25% 2023	$3,122	$3,177
ConocoPhillips 4.20% 2021	1,240	1,341
ConocoPhillips 4.95% 2026	275	312
ConocoPhillips 5.95% 2046	1,360	1,703
CONSOL Energy Inc. 5.875% 2022	5,300	4,657
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	162	166
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	155	164
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	1,378	1,498
ConvaTec Finance International SA 8.25% 2019[4,7]	2,595	2,550
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	8,820	9,285
Corporate Office Properties LP 5.25% 2024	325	348
Corporate Office Properties LP 5.00% 2025	120	127
Corporate Office Properties Trust 3.60% 2023	1,610	1,568
Corporate Risk Holdings LLC 9.50% 2019[4]	4,059	3,714
Corporate Risk Holdings LLC 13.50% 2020[4,7,8]	548	544
Costa Rica (Republic of) 4.25% 2023	2,530	2,422
Costa Rica (Republic of) 4.375% 2025	400	375
Credit Agricole SA 4.375% 2025[4]	9,875	10,009
Crescent Resources 10.25% 2017[4]	2,600	2,610
CRH America, Inc. 3.875% 2025[4]	3,000	3,173
CRH America, Inc. 5.125% 2045[4]	3,000	3,202
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	5,016	5,025
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	2,212	2,288
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	840	856
CVS Caremark Corp. 5.125% 2045	3,700	4,606
CVS Health Corp. 1.90% 2018	1,900	1,929
CVS Health Corp. 2.80% 2020	1,900	1,980
CVS Health Corp. 3.50% 2022	1,900	2,049
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	2,500	2,527
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	4,000	4,086
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	11,700	11,925
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	9,900	9,896
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	9,950	10,354
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	2,000	2,118
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	12,780
DaVita HealthCare Partners Inc. 5.00% 2025	2,160	2,146
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	74	74
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[1,4]	1,500	1,682
DCP Midstream Operating LP 4.95% 2022	2,225	2,197
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,327
DDR Corp. 3.625% 2025	1,770	1,779
Dell Inc. 7.125% 2024[4]	950	994
Dell Inc. 8.35% 2046[4]	1,695	1,832
Deutsche Telekom International Finance BV 9.25% 2032	11,340	18,154
Developers Diversified Realty Corp. 7.50% 2017	3,010	3,138
Developers Diversified Realty Corp. 4.75% 2018	475	496
Developers Diversified Realty Corp. 7.875% 2020	895	1,082
Devon Energy Corp. 3.25% 2022	810	787
Devon Energy Corp. 5.00% 2045	1,000	937
Diamond Offshore Drilling, Inc. 4.875% 2043	8,280	5,921
Digicel Group Ltd. 8.25% 2020[4]	9,675	8,127
Digicel Group Ltd. 6.00% 2021[4]	1,775	1,540
Digicel Group Ltd. 7.125% 2022[4]	2,175	1,629
DISH DBS Corp. 4.25% 2018	2,650	2,710
DISH DBS Corp. 7.75% 2026[4]	1,575	1,630
Capital World Bond Fund — Page 9 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
DJO Finance LLC 10.75% 2020[4]	$2,795	$2,278
DJO Finco Inc. 8.125% 2021[4]	5,335	4,641
DNB ASA 2.375% 2021[4]	14,000	14,224
Dominican Republic 7.50% 2021[1,4]	10,500	11,692
Dominican Republic 5.50% 2025[4]	6,500	6,646
Dominican Republic 6.875% 2026	3,500	3,876
Dominican Republic 8.625% 2027[1,4]	1,000	1,192
Dominican Republic 6.85% 2045[4]	2,555	2,657
Dominion Gas Holdings LLC 2.50% 2019	5,105	5,226
Duke Energy Corp. 3.75% 2024	2,350	2,529
Dynegy Finance Inc. 7.375% 2022	1,000	970
Ecopetrol SA 5.875% 2023	1,235	1,275
Ecopetrol SA 5.375% 2026	1,020	994
Ecopetrol SA 5.875% 2045	7,038	6,144
EDP Finance BV 6.00% 2018[4]	4,000	4,230
EDP Finance BV 4.125% 2020[4]	3,000	3,108
EDP Finance BV 5.25% 2021[4]	2,500	2,656
Electricité de France SA 1.15% 2017[4]	2,000	2,000
Electricité de France SA 4.60% 2020[4]	700	768
Electricité de France SA 3.625% 2025[4]	1,050	1,097
Electricité de France SA 6.95% 2039[4]	1,325	1,773
Electricité de France SA 4.875% 2044[4]	6,420	6,761
Electricité de France SA 5.25% 2049[4]	3,150	3,012
EMD Finance LLC 2.40% 2020[4]	9,685	9,826
EMD Finance LLC 2.95% 2022[4]	4,185	4,294
EMD Finance LLC 3.25% 2025[4]	15,675	16,099
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,228
ENA Norte Trust 4.95% 2028[1,4]	6,296	6,461
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,729
Enbridge Energy Partners, LP 4.375% 2020	2,285	2,348
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,703
Enbridge Energy Partners, LP 5.875% 2025	3,770	4,179
Enbridge Energy Partners, LP 7.375% 2045	4,210	5,151
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,644
Enbridge Inc. 4.00% 2023	7,750	7,709
Enbridge Inc. 4.50% 2044	1,450	1,261
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,075	975
Enel Finance International SA 6.00% 2039[4]	4,740	5,622
Enel Società per Azioni 8.75% 2073[4]	10,000	11,525
Energy Transfer Partners, LP 5.875% 2024	2,175	2,126
Energy Transfer Partners, LP 4.75% 2026	2,100	2,172
Energy Transfer Partners, LP 5.50% 2027	3,995	3,775
Energy Transfer Partners, LP 6.125% 2045	600	625
EnLink Midstream Partners, LP 2.70% 2019	495	481
EnLink Midstream Partners, LP 4.40% 2024	845	794
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,048
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,157
Ensco PLC 5.20% 2025	670	466
Ensco PLC 5.75% 2044	3,645	2,192
Enterprise Products Operating LLC 3.90% 2024	870	923
Enterprise Products Operating LLC 3.70% 2026	85	89
Enterprise Products Operating LLC 3.95% 2027	475	505
Enterprise Products Operating LLC 4.85% 2044	2,100	2,227
EPR Properties 4.50% 2025	2,110	2,097
Capital World Bond Fund — Page 10 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[1,2,4]	$8,162	$8,088
Essex Portfolio L.P. 3.625% 2022	1,420	1,497
Essex Portfolio L.P. 3.25% 2023	2,870	2,942
Essex Portfolio L.P. 3.875% 2024	3,360	3,581
Essex Portfolio L.P. 3.50% 2025	9,565	9,895
Essex Portfolio L.P. 3.375% 2026	5,130	5,249
Euramax International, Inc. 12.00% 2020[4]	4,525	4,412
Exelon Corp. 3.40% 2026	500	524
Export Credit Bank of Turkey 5.375% 2021[4]	4,660	4,881
Exxon Mobil Corp. 1.708% 2019	3,600	3,660
Exxon Mobil Corp. 2.222% 2021	2,755	2,843
Exxon Mobil Corp. 2.726% 2023	3,600	3,764
Exxon Mobil Corp. 3.043% 2026	2,485	2,634
Fannie Mae 5.50% 2033[1]	1,689	1,913
Fannie Mae 6.00% 2035[1]	98	112
Fannie Mae 5.50% 2038[1]	1,614	1,834
Fannie Mae 4.00% 2046[1,9]	71,950	77,134
Fannie Mae 4.00% 2046[1]	39,274	42,157
Fannie Mae 4.00% 2046[1]	6,359	6,827
Fannie Mae 4.00% 2046[1,9]	3,450	3,695
Fannie Mae 4.00% 2046[1]	1,732	1,859
Fannie Mae 6.50% 2047[1]	73	84
Fannie Mae 6.50% 2047[1]	63	72
Fannie Mae 6.50% 2047[1]	39	45
Fannie Mae 7.00% 2047[1]	52	60
Fannie Mae 6.50% 2048[1]	77	88
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	3,500	3,601
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	3,494	3,635
Fannie Mae, Series 2001-4, Class GA, 9.363% 2025[1,2]	2	2
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	819	761
First Data Corp. 5.375% 2023[4]	1,000	1,019
First Data Corp. 5.00% 2024[4]	2,350	2,365
First Quantum Minerals Ltd. 6.75% 2020[4]	4,567	3,836
First Quantum Minerals Ltd. 7.00% 2021[4]	12,017	9,719
First Quantum Minerals Ltd. 7.25% 2022[4]	625	486
FMG Resources 9.75% 2022[4]	6,160	6,838
Ford Motor Credit Co. 2.375% 2019	15,325	15,550
Ford Motor Credit Co. 2.597% 2019	8,485	8,688
Ford Motor Credit Co. 3.20% 2021	13,920	14,355
Ford Motor Credit Co. 4.389% 2026	2,000	2,189
France Télécom 9.00% 2031	11,336	17,609
Freddie Mac 6.00% 2038[1]	91	104
Freddie Mac 4.00% 2046[1,9]	22,000	23,547
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[1]	4,720	4,948
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	1,506	1,394
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	206	188
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	3,220	2,850
Frontier Communications Corp. 10.50% 2022	3,325	3,531
Frontier Communications Corp. 11.00% 2025	4,325	4,509
GameStop Corp. 6.75% 2021[4]	1,750	1,732
Gannett Co., Inc. 4.875% 2021[4]	1,485	1,526
Gardner Denver, Inc. 6.875% 2021[4]	1,775	1,620
Gazprom OJSC 5.999% 2021[4]	3,900	4,222
General Motors Co. 6.60% 2036	815	938
Capital World Bond Fund — Page 11 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
General Motors Co. 6.75% 2046	$1,955	$2,329
General Motors Financial Co. 2.40% 2019	9,495	9,513
General Motors Financial Co. 3.70% 2020	2,725	2,803
General Motors Financial Co. 5.25% 2026	2,000	2,179
Genesis Energy, LP 6.75% 2022	2,275	2,218
Georgia Gulf Corp. 4.625% 2021	2,200	2,260
Ghana (Republic of) 8.125% 2026[1]	1,500	1,295
Gilead Sciences, Inc. 3.05% 2016	585	590
Gilead Sciences, Inc. 3.50% 2025	14,390	15,365
Gilead Sciences, Inc. 3.65% 2026	1,800	1,961
Gogo Inc. 12.50% 2022[4]	6,750	6,699
Goldman Sachs Group, Inc. 2.00% 2019	3,975	4,020
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,494
Goldman Sachs Group, Inc. 2.625% 2021	505	513
Goldman Sachs Group, Inc. 2.875% 2021	17,279	17,732
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,501
Goldman Sachs Group, Inc. 3.75% 2026	13,569	14,265
Goldman Sachs Group, Inc. 4.75% 2045	9,370	10,375
Goldman Sachs Group, Inc. 5.15% 2045	500	523
Government National Mortgage Assn. 4.00% 2045[1]	21,365	22,844
Government National Mortgage Assn. 4.50% 2045[1]	36,081	38,749
Government National Mortgage Assn. 4.50% 2045[1]	32,800	35,417
Government National Mortgage Assn. 4.50% 2045[1]	25,633	27,528
Government National Mortgage Assn. 4.50% 2045[1]	12,363	13,278
Government National Mortgage Assn. 3.50% 2046[1,9]	4,000	4,245
Government National Mortgage Assn. 4.00% 2046[1,9]	33,780	36,100
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	5,077	5,138
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	10,220	10,315
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	8,055	8,322
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	4,945	5,117
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[1,2]	1,322	1,361
Halliburton Co. 3.80% 2025	10,055	10,472
Halliburton Co. 4.85% 2035	390	424
Halliburton Co. 5.00% 2045	650	711
Hardwoods Acquisition Inc 7.50% 2021[4]	2,700	2,065
Harris Corp. 1.999% 2018	3,100	3,117
Harris Corp. 2.70% 2020	680	690
Harris Corp. 3.832% 2025	460	489
Harris Corp. 4.854% 2035	2,535	2,793
Harris Corp. 5.054% 2045	2,820	3,213
HCA Inc. 5.25% 2026	975	1,014
HDTFS Inc. 5.875% 2020	2,600	2,678
Healthsouth Corp. 5.75% 2024	950	959
Healthsouth Corp. 5.75% 2025	1,580	1,572
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	17,610	17,864
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[1,4]	15,106	15,182
Holcim Ltd. 6.00% 2019[4]	3,222	3,602
Holcim Ltd. 5.15% 2023[4]	8,230	9,169
Hospitality Properties Trust 6.70% 2018	6,360	6,662
Hospitality Properties Trust 5.00% 2022	250	269
Hospitality Properties Trust 4.50% 2023	690	706
Hospitality Properties Trust 4.50% 2025	935	942
Host Hotels & Resorts LP 4.50% 2026	175	185
HSBC Bank PLC 4.75% 2021[4]	650	717
HSBC Holdings PLC 4.125% 2020[4]	3,295	3,549
Capital World Bond Fund — Page 12 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 2.95% 2021	$3,355	$3,392
HSBC Holdings PLC 4.00% 2022	1,975	2,078
HSBC Holdings PLC 4.25% 2025	1,630	1,649
HSBC Holdings PLC 3.90% 2026	3,015	3,116
HSBC Holdings PLC 4.30% 2026	7,785	8,270
Humana Inc. 3.85% 2024	4,000	4,281
Humana Inc. 4.95% 2044	4,000	4,405
Hungarian Government 4.00% 2019	10,750	11,173
Hungarian Government 6.25% 2020	11,890	13,207
Hungarian Government 5.375% 2023	2,040	2,269
Hungarian Government 5.375% 2024	42,250	47,267
Hungarian Government 7.625% 2041	20,768	30,166
Huntsman International LLC 4.875% 2020	2,610	2,636
Hyundai Capital America 3.00% 2020[4]	2,000	2,071
Hyundai Capital Services Inc. 2.625% 2020[4]	2,375	2,427
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,496
Icahn Enterprises Finance Corp. 3.50% 2017	4,125	4,153
Imperial Tobacco Finance PLC 3.50% 2023[4]	9,050	9,386
Indonesia (Republic of) 11.625% 2019	4,100	5,073
Indonesia (Republic of) 4.875% 2021	4,300	4,679
Indonesia (Republic of) 3.75% 2022	23,395	24,244
Indonesia (Republic of) 3.375% 2023	2,600	2,624
Indonesia (Republic of) 4.125% 2025	7,500	7,830
Indonesia (Republic of) 4.75% 2026	21,600	23,574
Indonesia (Republic of) 6.75% 2044	2,125	2,706
Indonesia (Republic of) 6.75% 2044[4]	925	1,178
Inmarsat PLC 4.875% 2022[4]	2,875	2,638
Intelsat Jackson Holding Co. 7.25% 2019	4,125	3,032
Intelsat Jackson Holding Co. 7.25% 2020	4,150	2,978
International Paper Co. 7.30% 2039	1,410	1,861
Intesa Sanpaolo SpA 5.017% 2024[4]	22,455	20,671
inVentiv Health Inc. 9.00% 2018[4]	6,420	6,629
inVentiv Health Inc. 10.00% 2018[4,7]	2,942	3,031
inVentiv Health Inc. 10.00% 2018	1,994	1,994
inVentiv Health Inc. 10.00% 2018	1,637	1,641
inVentiv Health Inc., Term Loan B4, 7.75% 2018[1,2,5]	2,740	2,748
iStar Financial Inc. 4.00% 2017	3,650	3,604
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A, 5.811% 2043[1,2]	154	154
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814% 2043[1,2]	77	77
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A1A, 5.546% 2045[1]	846	845
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[1,2]	6,138	6,211
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A, 5.439% 2049[1]	5,926	6,031
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[1,2]	10,820	11,065
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.887% 2049[1,2]	8,574	8,796
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[1]	2,626	2,712
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[1,2]	2,438	2,524
Johnson & Johnson 2.45% 2026	965	999
JPMorgan Chase & Co. 2.40% 2021	1,295	1,314
JPMorgan Chase & Co. 2.55% 2021	38,940	39,759
JPMorgan Chase & Co. 2.70% 2023	9,525	9,632
JPMorgan Chase & Co. 3.125% 2025	1,100	1,126
Jupiter Resources Inc. 8.50% 2022[4]	3,225	2,330
Kenya (Republic of) 6.875% 2024	900	835
Kimco Realty Corp. 6.875% 2019	6,875	7,934
Kimco Realty Corp. 3.40% 2022	775	814
Capital World Bond Fund — Page 13 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 2.65% 2019	$670	$670
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,977
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,305
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,405
Kinder Morgan Energy Partners, LP 4.15% 2024	7,160	7,211
Kinder Morgan Energy Partners, LP 4.25% 2024	70	71
Kinder Morgan Energy Partners, LP 5.50% 2044	12,650	12,708
Kinder Morgan, Inc. 4.30% 2025	12,245	12,566
Kinder Morgan, Inc. 5.55% 2045	7,850	8,007
Kinetic Concepts, Inc. 10.50% 2018	3,370	3,378
Kinetic Concepts, Inc. 12.50% 2019	12,910	12,232
Kingdom of Jordan 6.125% 2026[4]	325	344
Korea Housing Finance Corp. 2.50% 2020[1,4]	10,700	10,985
Kraft Heinz Co. 3.00% 2026[4]	9,660	9,784
Kraft Heinz Co. 4.375% 2046[4]	4,120	4,379
Kroger Co. 6.80% 2018	1,000	1,126
Laboratory Corporation of America Holdings 3.60% 2025	3,875	4,031
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.073% 2044[1,2]	338	351
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	2,835	2,876
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1,2]	460	475
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[1,2]	2,110	2,229
Leucadia National Corp. 5.50% 2023	1,375	1,402
Ligado Networks, Term Loan, 9.75% 2020[1,2,5,7]	14,694	13,041
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	9,385	9,854
Limited Brands, Inc. 6.875% 2035	2,050	2,086
Lithuania (Republic of) 7.375% 2020	11,200	13,229
Lithuania (Republic of) 6.625% 2022[4]	2,000	2,420
Lockheed Martin Corp. 2.50% 2020	940	971
Lockheed Martin Corp. 3.10% 2023	955	1,008
Lockheed Martin Corp. 3.55% 2026	1,960	2,143
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,654
Malaysian Government (Wakala Global Issue), 4.646% 2021	4,100	4,565
Mallinckrodt PLC 4.875% 2020[4]	3,810	3,696
McClatchy Co. 9.00% 2022	1,925	1,886
McDonald’s Corp. 3.70% 2026	2,860	3,098
McDonald’s Corp. 4.70% 2035	1,245	1,410
McDonald’s Corp. 4.875% 2045	925	1,083
McKesson Corp. 3.796% 2024	1,495	1,622
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,150	2,257
Medtronic, Inc. 3.50% 2025	15,800	17,252
Medtronic, Inc. 4.625% 2045	3,000	3,539
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[1,2]	1,950	1,994
MetroPCS Wireless, Inc. 6.25% 2021	3,000	3,141
MetroPCS Wireless, Inc. 6.625% 2023	3,325	3,527
Micron Technology, Inc. 7.50% 2023[4]	800	857
MidAmerican Energy Co. 4.40% 2044	1,063	1,237
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[1,2]	877	905
Molina Healthcare, Inc. 5.375% 2022[4]	3,520	3,529
Morgan Stanley 2.50% 2021	2,125	2,150
Morgan Stanley 3.875% 2026	6,740	7,190
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	2,983	3,004
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	965	984
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[1,2]	193	200
Morocco Government 4.25% 2022	5,700	6,005
Morocco Government 4.25% 2022[4]	2,500	2,634
Capital World Bond Fund — Page 14 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Morocco Government 5.50% 2042	$10,000	$10,839
Morocco Government 5.50% 2042[4]	1,500	1,626
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,928
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	2,775	2,192
Navios Maritime Holdings Inc. 7.375% 2022[4]	10,900	4,905
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	204
NBC Universal Enterprise, Inc. 1.313% 2018[2,4]	5,785	5,811
NBC Universal Enterprise, Inc. 5.25% 2049[4]	2,335	2,414
Needle Merger Sub Corp. 8.125% 2019[4]	3,065	2,950
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	630	517
Newell Rubbermaid Inc. 3.85% 2023	7,900	8,393
Newell Rubbermaid Inc. 4.20% 2026	19,775	21,473
Newell Rubbermaid Inc. 5.50% 2046	4,085	4,875
NGL Energy Partners LP 6.875% 2021	5,050	4,457
NGPL PipeCo LLC 7.119% 2017[4]	975	1,021
NGPL PipeCo LLC 9.625% 2019[4]	7,390	7,750
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,715	2,927
Niagara Mohawk Power Corp. 4.278% 2034[4]	6,560	7,133
Nigeria (Republic of) 6.375% 2023	10,200	9,870
Noble Corp. PLC 5.00% 2018	140	138
Noble Corp. PLC 6.95% 2025	2,230	1,784
Noble Corp. PLC 7.95% 2045	3,170	2,243
Nordea Bank AB 4.875% 2021[4]	3,675	4,046
Nordea Bank AB 4.25% 2022[4]	10,050	10,637
Nortek Inc. 8.50% 2021	4,925	5,111
NRG Energy, Inc. 6.25% 2022	2,990	2,938
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,250	1,522
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	4,246	828
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,740
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,466
Pacific Gas and Electric Co. 2.95% 2026	3,015	3,148
Pacific Gas and Electric Co. 3.75% 2042	2,840	2,898
Pacific Gas and Electric Co. 4.25% 2046	9,100	10,163
PacifiCorp. 3.35% 2025	3,230	3,498
Pakistan (Republic of) 8.25% 2025	10,355	10,993
PDC Energy Inc. 7.75% 2022	1,950	2,038
Peabody Energy Corp. 6.00% 2018[6]	22,723	2,997
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	4,025
Pernod Ricard SA 4.45% 2022[4]	10,465	11,546
Peru (Republic of) 4.125% 2027	6,710	7,415
Peru (Republic of) 5.625% 2050	1,275	1,587
Petrobras Global Finance Co. 6.85% 2115	9,620	7,359
Petrobras International Finance Co. 6.75% 2041	250	202
Petróleos Mexicanos 8.00% 2019	2,495	2,786
Petróleos Mexicanos 5.50% 2021	1,070	1,135
Petróleos Mexicanos 6.375% 2021[4]	1,155	1,259
Petróleos Mexicanos 4.875% 2022	5,665	5,805
Petróleos Mexicanos 4.875% 2024	1,115	1,134
Petróleos Mexicanos 4.50% 2026	3,000	2,895
Petróleos Mexicanos 6.875% 2026[4]	4,175	4,678
Petróleos Mexicanos 6.50% 2041	2,470	2,513
Petróleos Mexicanos 5.50% 2044	5,520	5,015
Petróleos Mexicanos 6.375% 2045	7,000	7,070
Petróleos Mexicanos 5.625% 2046	6,225	5,697
Pfizer Inc. 7.20% 2039	637	972
Capital World Bond Fund — Page 15 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 4.25% 2044	$10,125	$11,157
Philippines (Republic of) 4.20% 2024	5,800	6,656
Phillips 66 Partners LP 3.605% 2025	275	271
Phillips 66 Partners LP 4.68% 2045	565	524
Pioneer Natural Resources Co. 3.45% 2021	350	362
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,461
PNC Bank 2.40% 2019	8,000	8,219
PNC Bank 2.30% 2020	3,820	3,916
PNC Bank 2.60% 2020	1,250	1,295
PNC Funding Corp. 3.30% 2022	4,000	4,258
Progress Energy, Inc. 7.05% 2019	4,380	5,002
Progress Energy, Inc. 7.75% 2031	1,990	2,795
Prologis, Inc. 3.35% 2021	1,100	1,165
Prologis, Inc. 4.25% 2023	10,295	11,421
Prologis, Inc. 3.75% 2025	2,790	2,981
Province of Buenos Aires 10.875% 2021[1]	200	226
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,475	1,720
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,629	5,394
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,120	2,424
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	2,590	2,111
QGOG Constellation SA 6.25% 2019[4]	5,350	2,702
Qorvo, Inc. 7.00% 2025[4]	2,850	3,021
Quintiles Transnational Corp. 4.875% 2023[4]	1,995	2,035
R.R. Donnelley & Sons Co. 7.875% 2021	3,400	3,536
R.R. Donnelley & Sons Co. 6.50% 2023	3,325	3,109
Rabobank Nederland 4.625% 2023	12,180	12,869
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,4]	8,000	8,760
Rayonier Advanced Materials Inc. 5.50% 2024[4]	1,570	1,350
RCI Banque 3.50% 2018[4]	9,400	9,696
Reynolds American Inc. 2.30% 2018	1,020	1,037
Reynolds American Inc. 3.25% 2020	2,830	2,995
Reynolds American Inc. 4.00% 2022	4,050	4,408
Reynolds American Inc. 4.45% 2025	17,085	19,124
Reynolds American Inc. 5.70% 2035	215	263
Reynolds American Inc. 6.15% 2043	3,750	4,920
Reynolds American Inc. 5.85% 2045	2,845	3,652
Reynolds Group Inc. 5.75% 2020	4,445	4,602
Roche Holdings, Inc. 2.25% 2019[4]	750	772
Roche Holdings, Inc. 2.875% 2021[4]	5,750	6,121
Roche Holdings, Inc. 3.35% 2024[4]	8,475	9,208
Ryerson Inc. 11.25% 2018	275	263
Ryerson Inc. 11.00% 2022[4]	5,690	5,903
Sabine Pass Liquefaction, LLC 5.625% 2021	4,700	4,770
Sabine Pass Liquefaction, LLC 5.75% 2024	1,750	1,746
Sabine Pass Liquefaction, LLC 5.625% 2025	1,890	1,890
SABMiller Holdings Inc. 4.95% 2042[4]	1,645	1,914
Scentre Group 2.375% 2021[4]	1,425	1,440
Scentre Group 3.25% 2025[4]	1,395	1,417
Scentre Group 3.50% 2025[4]	2,700	2,796
Schlumberger BV 4.00% 2025[4]	8,105	8,737
Scottish Power PLC 5.81% 2025	2,500	2,947
Seagate Technology LLC 4.75% 2023	2,450	2,072
Select Income REIT 4.15% 2022	1,815	1,826
Select Income REIT 4.50% 2025	540	532
Shell International Finance BV 3.25% 2025	825	867
Capital World Bond Fund — Page 16 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 2.875% 2026	$1,655	$1,685
Shell International Finance BV 4.00% 2046	730	747
Siemens AG 4.40% 2045[4]	3,000	3,490
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	6,615	5,871
Simon Property Group, LP 10.35% 2019	2,975	3,625
Skandinaviska Enskilda 2.625% 2021	10,975	11,330
Slovenia (Republic of) 4.75% 2018[4]	1,215	1,280
Slovenia (Republic of) 5.50% 2022	46,940	53,396
Slovenia (Republic of) 5.85% 2023	34,145	39,702
Slovenia (Republic of) 5.25% 2024	4,160	4,697
SM Energy Co. 5.625% 2025	2,550	2,206
SoftBank Corp. 4.50% 2020[4]	5,550	5,744
Sotheby’s Holdings, Inc. 5.25% 2022[4]	1,475	1,427
South Korean Government 7.125% 2019	3,580	4,167
Southwestern Energy Co. 4.10% 2022	4,465	4,007
Southwestern Energy Co. 4.95% 2025	1,950	1,879
State of Qatar 4.50% 2022[4]	3,500	3,901
Statoil ASA 2.75% 2021	465	487
Statoil ASA 3.25% 2024	1,000	1,058
Statoil ASA 3.70% 2024	6,325	6,842
Statoil ASA 4.25% 2041	1,500	1,584
Sunoco LP 6.25% 2021[4]	2,605	2,616
Targa Resources Corp. 4.125% 2019	2,475	2,463
Targa Resources Partners LP 6.75% 2024[4]	1,815	1,869
TC PipeLines, LP 4.375% 2025	1,405	1,386
Teck Resources Ltd. 4.50% 2021	1,350	1,181
Teck Resources Ltd. 8.00% 2021[4]	750	774
Teco Finance, Inc. 5.15% 2020	270	300
Teekay Corp. 8.50% 2020	7,464	6,288
Teekay Corp. 8.50% 2020[4]	3,295	2,776
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,450	1,492
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,600	5,656
Tennessee Valley Authority 5.88% 2036	2,250	3,260
Tennessee Valley Authority 5.25% 2039	6,000	8,290
Tesoro Logistics LP 5.50% 2019	2,480	2,604
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,756
Thomson Reuters Corp. 1.65% 2017	4,605	4,626
Thomson Reuters Corp. 4.30% 2023	4,250	4,645
Thomson Reuters Corp. 5.65% 2043	2,980	3,471
TI Automotive Ltd. 8.75% 2023[4]	1,635	1,610
T-Mobile US, Inc. 6.50% 2026	550	582
Total Capital International 2.875% 2022	1,115	1,166
Toyota Motor Credit Corp. 1.45% 2018	750	756
Toyota Motor Credit Corp. 1.70% 2019	3,000	3,039
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,600
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,483
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,417
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,821
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	650	601
Transportadora de Gas Peru SA 4.25% 2028[1,4]	7,560	7,588
Trilogy International Partners, LLC 13.375% 2019[4]	7,175	7,229
Turkey (Republic of) 4.557% 2018	9,200	9,553
Turkey (Republic of) 4.557% 2018[4]	1,165	1,210
Turkey (Republic of) 6.25% 2022	5,785	6,554
U.S. Treasury 0.625% 2016	15,650	15,657
Capital World Bond Fund — Page 17 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2018	$15,600	$15,614
U.S. Treasury 1.00% 2018	18,200	18,351
U.S. Treasury 1.25% 2018	29,900	30,324
U.S. Treasury 1.375% 2018	5,450	5,541
U.S. Treasury 1.00% 2019	35,400	35,708
U.S. Treasury 1.50% 2019	6,650	6,806
U.S. Treasury 1.625% 2019[10]	143,350	147,219
U.S. Treasury 1.625% 2019	62,196	63,899
U.S. Treasury 1.75% 2019	74,350	76,688
U.S. Treasury 1.125% 2020	107,600	108,738
U.S. Treasury 1.25% 2020	77,210	78,367
U.S. Treasury 1.375% 2020	131,150	133,614
U.S. Treasury 1.375% 2020	17,150	17,466
U.S. Treasury 1.375% 2020	5,200	5,300
U.S. Treasury 1.50% 2020	13,000	13,307
U.S. Treasury 1.625% 2020	30,850	31,760
U.S. Treasury 1.625% 2020	20,000	20,574
U.S. Treasury 1.625% 2020	4,030	4,146
U.S. Treasury 1.75% 2020	34,200	35,386
U.S. Treasury 2.00% 2020	10,800	11,284
U.S. Treasury 2.125% 2020	18,300	19,201
U.S. Treasury 1.125% 2021	337,960	340,403
U.S. Treasury 1.125% 2021	20,560	20,676
U.S. Treasury 2.125% 2021	13,900	14,654
U.S. Treasury 8.00% 2021	21,900	29,838
U.S. Treasury 2.125% 2022	6,300	6,645
U.S. Treasury 1.50% 2023	8,300	8,426
U.S. Treasury 1.75% 2023	1,750	1,804
U.S. Treasury 2.50% 2024	107,000	116,252
U.S. Treasury 2.25% 2025	7,050	7,524
U.S. Treasury 1.625% 2026	21,700	21,953
U.S. Treasury 1.625% 2026	14,315	14,500
U.S. Treasury 2.875% 2043	34,730	39,104
U.S. Treasury 2.50% 2045	21,100	21,998
U.S. Treasury 3.00% 2045	110,950	127,763
U.S. Treasury 2.50% 2046	85,305	88,962
U.S. Treasury 2.50% 2046	7,300	7,619
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	11,334	11,468
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	178,533	187,210
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	29,633	30,129
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	26,732	27,560
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	6,980	8,346
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	39,768	41,927
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	42,043	48,742
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	5,262	5,303
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	143,275	155,053
United Mexican States Government Global, 3.50% 2021	1,235	1,309
United Mexican States Government Global 3.60% 2025	5,149	5,400
United Mexican States Government Global 4.125% 2026	1,975	2,145
United Mexican States Government Global 4.75% 2044	13,780	14,882
United Mexican States Government Global, Series A, 5.125% 2020	2,200	2,452
United Mexican States Government Global, Series A, 3.625% 2022	2,770	2,929
United Mexican States Government Global, Series A, 4.00% 2023	4,500	4,854
United Rentals, Inc. 5.50% 2025	1,300	1,285
United Rentals, Inc. 5.875% 2026	375	374
Capital World Bond Fund — Page 18 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
United States Steel Corp. 8.375% 2021[4]	$650	$687
UnitedHealth Group Inc. 1.90% 2018	2,630	2,673
UnitedHealth Group Inc. 2.70% 2020	2,330	2,428
UnitedHealth Group Inc. 3.35% 2022	1,770	1,897
UnitedHealth Group Inc. 3.75% 2025	2,160	2,370
UnitedHealth Group Inc. 4.625% 2035	1,030	1,199
UnitedHealth Group Inc. 4.75% 2045	1,720	2,088
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	4,315
State of California, Various Purpose G.O. Bonds, 7.60% 2040	12,910	20,941
State of California, Various Purpose G.O. Bonds, 7.625% 2040	11,850	18,735
VEB Finance Ltd. 6.902% 2020[4]	6,600	7,166
Venezuela (Republic of) 12.75% 2022[1]	340	173
Venezuela (Republic of) 8.25% 2024	1,035	437
Venezuela (Republic of) 7.65% 2025	400	165
Venezuela (Republic of) 11.75% 2026	675	324
Venezuela (Republic of) 9.25% 2027	1,540	751
Venezuela (Republic of) 9.25% 2028	170	74
Venezuela (Republic of) 11.95% 2031[1]	980	465
Venezuela (Republic of) 9.375% 2034	155	68
Venezuela (Republic of) 7.00% 2038	220	89
Verizon Communications Inc. 4.272% 2036	21,421	21,970
Verizon Communications Inc. 4.522% 2048	9,976	10,349
Virgin Australia Holdings Ltd. 8.50% 2019[4]	1,150	1,195
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	2,320	2,362
VPI Escrow Corp. 6.75% 2018[4]	1,275	1,233
VPI Escrow Corp. 6.375% 2020[4]	6,910	5,977
VPI Escrow Corp. 7.50% 2021[4]	2,900	2,572
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	250	254
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	900	925
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	1,270	1,298
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[1,2]	400	412
Walgreens Boots Alliance, Inc. 1.75% 2018	5,300	5,343
Walgreens Boots Alliance, Inc. 2.60% 2021	1,650	1,679
Walgreens Boots Alliance, Inc. 3.10% 2023	1,445	1,471
Walter Energy, Inc. 9.50% 2019[4,6]	6,825	853
WEA Finance LLC 1.75% 2017[4]	5,435	5,452
WEA Finance LLC 2.70% 2019[4]	9,285	9,472
WEA Finance LLC 3.25% 2020[4]	10,190	10,616
WEA Finance LLC 3.75% 2024[4]	3,380	3,531
Weatherford International PLC 4.50% 2022	3,260	2,812
Weatherford International PLC 8.25% 2023	2,575	2,453
Weatherford International PLC 6.75% 2040	2,135	1,591
WellPoint, Inc. 2.30% 2018	2,645	2,685
Wells Fargo & Co. 1.286% 2019[2]	250	250
Wells Fargo & Co. 2.55% 2020	11,664	12,009
Wells Fargo & Co. 2.50% 2021	9,225	9,467
Western Digital Corp. 7.375% 2023[4]	3,200	3,416
Western Gas Partners LP 2.60% 2018	130	129
Western Gas Partners LP 3.95% 2025	755	723
Western Gas Partners LP 4.65% 2026	570	577
Williams Companies, Inc. 3.70% 2023	3,280	2,919
Williams Partners LP 4.125% 2020	1,625	1,611
Williams Partners LP 5.25% 2020	10,405	10,715
Williams Partners LP 4.50% 2023	3,860	3,709
Williams Partners LP 4.30% 2024	7,235	6,820
Capital World Bond Fund — Page 19 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Williams Partners LP 3.90% 2025	$2,925	$2,665
Williams Partners LP 4.00% 2025	1,895	1,742
Williams Partners LP 4.90% 2045	1,670	1,425
Williams Partners LP 5.10% 2045	655	564
Wind Acquisition SA 4.75% 2020[4]	1,000	985
Wind Acquisition SA 7.375% 2021[4]	8,875	8,542
Windstream Holdings, Inc. 7.75% 2021	3,925	3,719
WM. Wrigley Jr. Co 3.375% 2020[4]	5,270	5,627
WPP Finance 2010 3.75% 2024	4,000	4,237
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	1,750	1,625
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	575	558
Wynn Macau, Ltd. 5.25% 2021[4]	4,600	4,498
Zambia (Republic of) 8.97% 2027[1,4]	15,230	13,250
Zayo Group Holdings, Inc. 6.00% 2023	850	871
Zayo Group Holdings, Inc. 6.375% 2025	100	102
ZF Friedrichshafen AG 4.50% 2022[4]	755	768
ZF Friedrichshafen AG 4.75% 2025[4]	2,225	2,263
Zimmer Holdings, Inc. 3.15% 2022	3,530	3,624
Zimmer Holdings, Inc. 3.55% 2025	2,300	2,376
Zimmer Holdings, Inc. 4.25% 2035	2,600	2,616
		6,035,471
Total bonds, notes & other debt instruments (cost: $11,621,271,000)		11,787,336
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-2, 2.68% convertible preferred[8,11]	1,141	457
CEVA Group PLC, Series A-1, 3.68% convertible preferred[8,11]	719	422
Total convertible stocks (cost: $2,416,000)		879
Common stocks 0.02% U.S. dollars 0.02%
NII Holdings, Inc.[12]	370,274	1,177
Warrior Met Coal, LLC, Class B4,8,12	8,633	691
CEVA Group PLC[8,11,12]	527	211
Atrium Corp.[4,8,12]	191	—
		2,079
Miscellaneous 0.00%
Other common stocks in initial period of acquisition		853
Total common stocks (cost: $8,459,000)		2,932
Short-term securities 3.30%	Principal amount (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.43% due 7/6/2016	$ 8,200	8,199
British Columbia (Province of) 0.45% due 7/15/2016	9,100	9,099
Federal Home Loan Bank 0.35%–0.43% due 7/22/2016–9/27/2016	54,600	54,564
GlaxoSmithKline Finance PLC 0.43% due 7/14/2016[4]	3,500	3,499
JPMorgan Chase & Co. 1.03% due 3/13/2017	50,000	50,008
Liberty Street Funding Corp. 0.64% due 9/19/2016[4]	27,700	27,662
Mizuho Bank, Ltd. 0.61%–0.69% due 8/22/2016–10/3/2016[4]	72,100	72,001
Capital World Bond Fund — Page 20 of 27

unaudited
Short-term securities	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 0.48%–0.72% due 7/18/2016–10/18/2016[4]	$63,600	$63,494
Svenska Handelsbanken Inc. 0.86% due 12/12/2016[4]	113,700	113,260
Total short-term securities (cost: $401,756,000)		401,786
Total investment securities 100.08% (cost: $12,033,902,000)		12,192,933
Other assets less liabilities (0.08)%		(9,409)
Net assets 100.00%		$12,183,524
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $2,236,534,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$120,576	$89,600	$288
Chilean pesos	7/29/2016	HSBC Bank	CLP60,944,445	$90,342	1,483
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP2,619,241	$3,949	(4)
Chilean pesos	8/1/2016	UBS AG	CLP35,559,600	$53,599	(36)
Chilean pesos	8/5/2016	UBS AG	CLP21,010,974	$31,652	(14)
Euros	7/7/2016	UBS AG	€15,872	$17,838	(220)
Euros	7/7/2016	JPMorgan Chase	€22,090	$24,789	(269)
Euros	7/11/2016	Citibank	€94,021	$106,850	(2,470)
Euros	7/13/2016	JPMorgan Chase	€31,616	$36,000	(897)
Euros	7/19/2016	Citibank	€97,700	$110,519	(2,020)
Euros	7/19/2016	HSBC Bank	€87,550	$100,000	(2,773)
Euros	7/22/2016	HSBC Bank	€23,100	$26,161	(504)
Euros	8/8/2016	JPMorgan Chase	€6,132	$6,993	(179)
Euros	8/23/2016	HSBC Bank	€32,525	$36,757	(590)
Euros	8/29/2016	UBS AG	€74,700	$83,487	(405)
Japanese yen	7/13/2016	Citibank	¥3,129,013	$29,252	1,061
Japanese yen	7/14/2016	JPMorgan Chase	¥4,123,450	$38,722	1,226
Japanese yen	7/15/2016	HSBC Bank	¥8,064,745	$74,300	3,833
Japanese yen	7/15/2016	Citibank	¥4,813,496	$44,322	2,313
Japanese yen	7/15/2016	Citibank	¥3,080,808	$28,368	1,480
Japanese yen	7/15/2016	HSBC Bank	¥2,781,055	$26,100	843
Japanese yen	7/19/2016	JPMorgan Chase	¥1,246,991	$11,500	583
Japanese yen	7/20/2016	JPMorgan Chase	¥20,890,369	$195,000	7,424
Japanese yen	7/22/2016	UBS AG	¥4,544,064	$41,738	2,296
Japanese yen	7/22/2016	JPMorgan Chase	¥3,360,440	$30,702	1,862
Japanese yen	7/22/2016	Bank of America, N.A.	¥5,566,143	$52,616	1,322
Japanese yen	7/22/2016	Citibank	¥4,127,711	$39,043	956
Japanese yen	7/27/2016	Barclays Bank PLC	¥12,408,320	$117,272	2,989
Japanese yen	8/4/2016	JPMorgan Chase	¥3,818,478	$36,100	918
Japanese yen	8/5/2016	HSBC Bank	¥3,793,765	$35,933	847
Japanese yen	8/12/2016	UBS AG	¥3,810,986	$37,163	(207)
Japanese yen	8/15/2016	HSBC Bank	¥4,334,444	$40,967	1,069
Capital World Bond Fund — Page 21 of 27

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Japanese yen	8/22/2016	HSBC Bank	¥12,195,000	$117,607	$689
Norwegian kroner	7/21/2016	Bank of America, N.A.	NKr213,338	$26,400	(908)
Swedish kronor	7/13/2016	Barclays Bank PLC	SKr154,347	$19,034	(782)
Swedish kronor	7/18/2016	Citibank	SKr52,128	$6,262	(96)
Swedish kronor	8/22/2016	Barclays Bank PLC	SKr154,107	$18,511	(253)
					$20,855
Sales:
Australian dollars	7/11/2016	JPMorgan Chase	$29,726	A$40,000	$(93)
Australian dollars	7/18/2016	JPMorgan Chase	$25,519	A$34,700	(343)
Australian dollars	7/19/2016	JPMorgan Chase	$2,459	A$3,200	74
British pounds	7/11/2016	Barclays Bank PLC	€14,026	£10,950	993
British pounds	7/13/2016	Bank of New York Mellon	$9,692	£6,700	771
British pounds	7/15/2016	JPMorgan Chase	$33,244	£23,450	2,023
British pounds	7/15/2016	UBS AG	$25,896	£18,200	1,665
British pounds	7/18/2016	Barclays Bank PLC	$9,937	£7,000	616
British pounds	7/18/2016	JPMorgan Chase	$3,547	£2,500	218
British pounds	7/25/2016	HSBC Bank	$34,015	£23,750	2,391
British pounds	7/25/2016	Bank of America, N.A.	$1,506	£1,050	108
British pounds	7/25/2016	HSBC Bank	$23,090	£17,500	(212)
British pounds	8/8/2016	HSBC Bank	$27,334	£20,350	233
British pounds	8/8/2016	HSBC Bank	$1,077	£745	85
British pounds	8/19/2016	Bank of New York Mellon	$21,413	£14,800	1,701
Canadian dollars	7/18/2016	JPMorgan Chase	$7,815	C$10,000	75
Colombian pesos	7/25/2016	Bank of America, N.A.	$793	COP2,358,000	(10)
Euros	7/11/2016	Citibank	SKr171,180	€18,550	(352)
Euros	7/12/2016	Bank of America, N.A.	$9,410	€8,250	250
Euros	7/13/2016	Citibank	NKr55,889	€6,000	17
Euros	7/19/2016	HSBC Bank	¥6,770,631	€57,000	2,304
Euros	7/20/2016	UBS AG	$2,473	€2,200	30
Euros	7/20/2016	Citibank	SKr217,609	€23,200	(23)
Euros	7/25/2016	HSBC Bank	NKr221,681	€23,475	413
Euros	7/28/2016	UBS AG	$54,803	€50,000	(743)
Euros	8/5/2016	HSBC Bank	$5,205	€4,500	205
Euros	8/8/2016	Citibank	$12,228	€10,730	303
Euros	8/9/2016	Citibank	$10,868	€9,500	309
Euros	8/15/2016	UBS AG	$27,152	€24,000	472
Euros	8/23/2016	Citibank	$2,825	€2,500	45
Euros	9/12/2016	Citibank	$20,335	€17,775	554
Hungarian forints	7/25/2016	HSBC Bank	€14,310	HUF4,500,000	80
Indian rupees	7/11/2016	UBS AG	$32,920	INR2,200,000	389
Indian rupees	7/18/2016	JPMorgan Chase	$56,496	INR3,826,500	(15)
Indian rupees	8/1/2016	Citibank	$10,980	INR745,100	4
Indonesian rupiah	7/18/2016	JPMorgan Chase	$4,562	IDR60,589,600	(11)
Japanese yen	7/11/2016	JPMorgan Chase	$3,052	¥330,000	(145)
Japanese yen	7/11/2016	JPMorgan Chase	$39,721	¥4,295,000	(1,885)
Japanese yen	7/20/2016	Citibank	$4,323	¥450,000	(38)
Japanese yen	7/25/2016	Bank of America, N.A.	$11,774	¥1,225,204	(100)
Malaysian ringgits	7/18/2016	JPMorgan Chase	$15,111	MYR61,000	(1)
Malaysian ringgits	7/18/2016	Citibank	$4,905	MYR20,000	(50)
Malaysian ringgits	7/20/2016	UBS AG	$18,886	MYR78,000	(435)
Malaysian ringgits	7/29/2016	JPMorgan Chase	$6,304	MYR26,000	(132)
Malaysian ringgits	8/10/2016	Bank of America, N.A.	$445	MYR1,800	—[13]
Capital World Bond Fund — Page 22 of 27

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
New Zealand dollars	7/11/2016	JPMorgan Chase	$6,954	NZ$10,000	$(182)
New Zealand dollars	7/19/2016	JPMorgan Chase	$2,065	NZ$3,000	(75)
Polish zloty	7/18/2016	HSBC Bank	$4,066	PLN16,000	13
Polish zloty	7/18/2016	Barclays Bank PLC	$26,751	PLN105,615	(7)
Polish zloty	7/18/2016	JPMorgan Chase	$55,566	PLN219,385	(15)
South African rand	7/21/2016	JPMorgan Chase	$9,854	ZAR150,000	(286)
South African rand	7/22/2016	JPMorgan Chase	$569	ZAR8,500	(6)
Turkish lira	7/18/2016	Citibank	$813	TRY2,400	(17)
					$11,165
Forward currency contracts — net					$32,020
Capital World Bond Fund — Page 23 of 27

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $788,612,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
Receive	LCH	3-month SEK Stockholm Inter-bank Offered Rate	0.5725%	7/24/2020	SKr43,250	$154
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	$60,000	1,631
Receive	LCH	3-month SEK Stockholm Inter-bank Offered Rate	0.4825	9/22/2020	SKr300,000	932
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	$120,000	1,443
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥11,100,000	(6,002)
Pay	LCH	3-month USD-LIBOR	2.1955	5/6/2025	$60,000	(4,597)
Pay	LCH	6-month JPY-LIBOR	0.21125	2/19/2026	¥17,500,000	(4,132)
Receive	LCH	3-month USD-LIBOR	1.3793	6/28/2026	$50,000	26
Receive	LCH	6-month EURIBOR	1.6073	7/9/2045	€12,000	2,879
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$20,000	(3,521)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	8,000	(1,357)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	67,000	(11,221)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	47,000	(8,214)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	30,000	(3,788)
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046	25,000	(1,702)
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046	€20,000	1,921
Pay	LCH	3-month USD-LIBOR	2.033	6/24/2046	$16,800	(801)
						$(36,349)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,292,698,000, which represented 10.61% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,315,000, which represented .17% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,178,000, which represented .03% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $36,366,000, which represented .30% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.
[13]	Amount less than one thousand.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.68% convertible preferred	3/10/2010- 5/2/2013	$1687	$457.00%
CEVA Group PLC, Series A-2, 3.68% convertible preferred	4/3/2013-8/27/2013	729	422.00
CEVA Group PLC	3/10/2010- 5/2/2013	719	211.00
Total private placement securities		3,135	1,090.00%
Capital World Bond Fund — Page 24 of 27

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Bond Fund — Page 25 of 27

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,504,505	$—	$1,504,505
Japanese yen	—	1,202,318	—	1,202,318
Mexican pesos	—	579,222	—	579,222
Polish zloty	—	439,105	—	439,105
British pounds	—	436,287	—	436,287
Hungarian forints	—	398,455	—	398,455
Danish kroner	—	360,265	—	360,265
Malaysian ringgits	—	235,819	—	235,819
Indian rupees	—	168,570	—	168,570
Australian dollars	—	63,232	—	63,232
South African rand	—	62,986	—	62,986
Canadian dollars	—	61,853	—	61,853
Colombian pesos	—	56,892	—	56,892
Swedish kronor	—	50,897	—	50,897
Norwegian kroner	—	47,625	—	47,625
Turkish lira	—	23,136	—	23,136
Philippine pesos	—	20,661	—	20,661
Brazilian reais	—	19,416	—	19,416
New Zealand dollars	—	10,988	—	10,988
Indonesian rupiah	—	7,402	—	7,402
Thai baht	—	1,743	—	1,743
Peruvian nuevos soles	—	488	—	488
U.S. dollars	—	6,034,927	544	6,035,471
Convertible stocks	—	879	—	879
Common stocks	1,177	211	1,544	2,932
Short-term securities	—	401,786	—	401,786
Total	$1,177	$12,189,668	$2,088	$12,192,933

Capital World Bond Fund — Page 26 of 27

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$49,823	$—	$49,823
Unrealized appreciation on interest rate swaps	—	8,986	—	8,986
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(17,803)	—	(17,803)
Unrealized depreciation on interest rate swaps	—	(45,335)	—	(45,335)
Total	$—	$(4,329)	$—	$(4,329)
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$539,896
Gross unrealized depreciation on investment securities	(395,007)
Net unrealized appreciation on investment securities	144,889
Cost of investment securities	12,048,044

Key to abbreviations
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-031-0814O-S49236	Capital World Bond Fund — Page 27 of 27

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: August 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2016